SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2021
Basis of Presentation
(a)	Basis of Presentation and Principles of Consolidation
On May 11, 2007, one of the Studio City International’s subsidiaries and Melco Resorts Macau entered into a services and right to use agreement, as amended on June 15, 2012, together with related agreements (together, the “Services and Right to Use Arrangements”). Under these arrangements, Melco Resorts Macau deducts gaming taxes and the costs of operation of Studio City Casino. The Company receives the residual gross gaming revenues and recognizes these amounts as revenues from provision of gaming related services.
In December 2015, certain of the Studio City International’s subsidiaries entered into a master services agreement and related work agreements (collectively, the “Management and Shared Services Arrangements”) with certain of Melco’s subsidiaries with respect to services provided to and from Studio City.
Under the Management and Shared Services Arrangements, certain of the corporate and administrative functions as well as operational activities of the Company are administered by staff employed by certain Melco subsidiaries, including senior management services, centralized corporate functions and operational and venue support services. Payment arrangements for the services are provided for in the individual work agreements and may vary depending on the services provided. Corporate services are charged at pre-negotiated
rates, subject to a base fee and cap. Senior management service fees and staff costs on operational services are allocated to the Company based on percentages of efforts on the services provided to the Company. Other costs in relation to shared office equipment are allocated based on a percentage of usage.

The Company believes the costs incurred under the Services and Right to Use Arrangements and the allocation methods under the Management and Shared Services Arrangements are reasonable and the accompanying condensed consolidated financial statements reflect the Company’s cost of doing business. However, such allocations may not be indicative of the actual expenses the Company would have incurred had it operated as an independent company for the periods presented. Details of the services and related charges are disclosed in Note 14.
The accompanying condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial reporting. The results of operations for the nine months ended September 30, 2021 and 2020 are not necessarily indicative of expected results for the full year. The financial information as of December 31, 2020 presented in these condensed consolidated financial statements is derived from the Company’s consolidated financial statements as of December 31, 2020.
The accompanying condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2020. In the opinion of management, the accompanying condensed consolidated financial statements reflect all adjustments, which are of a normal recurring nature, necessary for a fair presentation of financial results of such periods.
The accompanying condensed consolidated financial statements include the accounts of Studio City International and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.
The accompanying condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2020, except as otherwise disclosed in Note 2(g).

Principles of Consolidation
The accompanying condensed consolidated financial statements include the accounts of Studio City International and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Accounts Receivable and Credit Risk
(b)	Accounts Receivable and Credit Risk
Accounts receivable, including hotel and other receivables, are typically non-interest
bearing and are recorded at amortized cost. Accounts are written off when management deems it is probable the receivables are uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for credit losses is maintained to reduce the Company’s receivables to their carrying amounts, which reflects the net amount the Company expects to collect. The allowance is estimated based on specific reviews of customer accounts with a balance over a specified dollar amount, the age of the balances owed, the customers’ financial condition, management’s experience with the collection trends of the customers and management’s expectations of the current and future economic conditions.
Management believes that as of September 30, 2021 and December 31, 2020, no significant concentrations of credit risk existed for which an allowance had not already been recorded.

Impairment of Long-lived Assets
(c)	Impairment of Long-lived Assets
The Company evaluates the long-lived assets with finite lives to be held and used for impairment whenever indicators of impairment exist. The Company then compares the estimated future cash flows of the assets, on an undiscounted basis, to the carrying values of the assets. Estimating future cash flows of the assets involves significant assumptions, including future revenue growth rates and gross margin. If the undiscounted cash flows exceed the carrying values, no impairments are indicated. If the undiscounted cash flows do not exceed the carrying values, then an impairment charge is recorded based on the fair values of the assets, typically measured using a discounted cash flow model. If an asset is still under development, future cash flows include remaining construction costs.
During the nine months ended September 30, 2021 and 2020, impairment losses of $203 and $3,769 were recognized, respectively, mainly due to reconfigurations and renovations at Studio City, and included in property charges and other in the accompanying condensed consolidated statements of operations. As a result of the
COVID-19
pandemic as disclosed in Note 1(b), the Company evaluated its long-lived assets for recoverability as of September 30, 2021 and concluded no impairment existed at that date as the estimated undiscounted future cash flows exceeded their carrying values.

Revenue Recognition
(d)	Revenue Recognition
Contract and Contract-Related Liabilities
In providing goods and services to its customers, there may be a timing difference between cash receipts from customers and recognition of revenues, resulting in a contract or contract-related liability. The Company’s primary types of liabilities related to contracts with customers are advance deposits on rooms and advance ticket sales which represent cash received in advance for goods or services yet to be provided. These amounts are included in accrued expenses and other current liabilities on the accompanying condensed consolidated balance sheets and will be recognized as revenues when the goods or services are provided or the events are held. Decreases in this balance generally represent the recognition of revenues and increases in the balance represent additional deposits made by customers. The deposits are expected to primarily be recognized as revenues within one year. Advance customer deposits and ticket sales of $2,440 as of September 30, 2021 increased by $37 from the balance of $2,403 as of December 31, 2020. Advance customer deposits and ticket sales of $3,400 as of September 30, 2020 decreased by $546 from the balance of $3,946 as of December 31, 2019.

Comprehensive Loss and Accumulated Other Comprehensive (Loss) Income
(e)	Comprehensive Loss and Accumulated Other Comprehensive (Loss) Income
Comprehensive loss includes net loss and foreign currency translation adjustments and is reported in the accompanying condensed consolidated statements of comprehensive loss.
As of September 30, 2021 and December 31, 2020, the Company’s accumulated other comprehensive (loss) income consisted solely of foreign currency translation adjustments, net of tax and participation interest.

Net Loss Attributable to Studio City International Holdings Limited Per Class A Ordinary Share
(f)	Net Loss Attributable to Studio City International Holdings Limited Per Class A Ordinary Share
Basic net loss attributable to Studio City International Holdings Limited per Class A ordinary share is calculated by dividing the net loss attributable to Studio City International Holdings Limited by the weighted average number of Class A ordinary shares outstanding during the period.
Diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share is calculated by dividing the net loss attributable to Studio City International Holdings Limited by the weighted average number of Class A ordinary shares outstanding during the period adjusted to include the number of additional Class A ordinary shares that would have been outstanding if potential dilutive securities had been issued and the if-converted
method is applied for the potential dilutive effect of the exchange of Class B ordinary shares for the proportionate number of Class A ordinary shares.
Basic and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share does not include Class B ordinary shares as such shares do not participate in the loss of Studio City International. As a result, Class B ordinary shares are not considered participating securities and are not included in the weighted average number of shares outstanding for purposes of computing net loss attributable to Studio City International Holdings Limited per share.
The weighted average number of Class A ordinary shares used in the calculation of basic and diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share consisted of the following:

	Nine Months Ended
	September 30,
	2021	2020
Weighted average number of Class A ordinary shares outstanding used in the calculation of basic net loss attributable to Studio City International Holdings Limited per Class A ordinary share	370,352,700	269,481,487
Incremental weighted average number of Class A ordinary shares from assumed exchange of Class B ordinary shares to Class A ordinary shares under the if-converted method	—	72,511,760

Weighted average number of Class A ordinary shares outstanding used in the calculation of diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	370,352,700	341,993,247

Anti-dilutive Class A ordinary shares under the if-converted method excluded from the calculation of diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	72,511,760	—

Recent Changes in Accounting Standards
(g)	Recent Changes in Accounting Standards
Newly Adopted Accounting Pronouncement:
In December 2019, the Financial Accounting Standards

Board issued an accounting standards update which simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in Accounting Standards Codification 740,
Income Taxes
, in order to reduce cost and complexity of its application. The Company adopted this new guidance on January 1, 2021 and this adoption did not have a material impact on its condensed consolidated financial statements.